Post-Employment Benefits - Details of Expenses Related to Defined Benefit Plans Recognized in Profit or Loss and Line Items Included in Consolidated Statements of Comprehensive Income (Parenthetical) (Detail) - KRW (₩)
₩ in Millions
12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Disclosure of net defined benefit liability (asset) [abstract]
Defined benefit plans includes capitalized amounts	₩ 9,885	₩ 15,085	₩ 12,704
Defined benefit plans excludes capitalized amounts	₩ 9,885	₩ 15,085	₩ 12,704